Vessel Sales and Write-downs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of joint venture interest	$ 79,211,000	$ (35,309,000)	$ (11,257,000)
Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	405,300,000
Number of vessels written down	19
Suezmax Tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	335,000,000
Number of vessels written down	10
Aframax tanker [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	66,000,000
Number of vessels written down	7
Number of tankers held for sale	1
Other conventional tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	4,300,000
Number of vessels written down	2
Seven Suezmax tankers and four Aframax tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	350,200,000
Shuttle tanker and FSO segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	28,800,000	43,200,000
Future operating life (based on the estimated remaining trading life of vessel)	2 years 2 months 12 days
Future revenue (based on field production forecasts and the availability of contracts of affreightment suitable for vessel)	37,200,000
Operating and dry-dock expenditures	20,500,000
Residual value (based on vessel's light weight tonnage and price of steel)	6,500,000
Discount rate (approximate weighted average cost of capital of a market participant)	7.90%
Number of vessels whose estimated fair value was determined using an appraised value	4
Number of vessels whose estimated fair value was determined using discounted cash flow method	1
Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker	1,100,000
Number of vessels sold	2
Number of vessels written down	4	3	1
Write-down for impairment of vessels			19,500,000
Conventional tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker	5,900,000		2,300,000
Number of vessels sold	3	1	4
Write-down estimated fair value		112,100,000
Number of vessels written down		8
Write-down of intangibles			31,700,000
Ikdam FPSO unit [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of joint venture interest	10,800,000
FSO Unit [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker		200,000
Number of vessels sold		1
Number of vessels written down	1	1
LPG carrier [Member] | Liquefied Gas Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker			4,300,000
Number of vessels sold			1
PTH [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down of Investments		$ 19,400,000
Percentage of Joint venture interests		50.00%